Warrants (Narrative) (Details) (USD $)	12 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014	Mar. 31, 2014	May 16, 2014	Aug. 31, 2013	Mar. 31, 2013	Oct. 31, 2012	Dec. 16, 2011	May 31, 2014	May 31, 2011	Nov. 30, 2009	Feb. 28, 2010	Jan. 31, 2007	May 21, 2014	May 13, 2014	Jun. 01, 2014	May 05, 2014	Sep. 30, 2013
Class of Warrant or Right [Line Items]
Number of shares called by warrants											444,190				5,000,000	5,000,000
Warrant exercise price															$ 0.05
Beneficial conversion feature, repricing of warrants, and amortization of discount	$ 76,387	$ 480,000
October 2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued			75,000
Warrant exercise price			$ 0.75
Warrant term			5 years
Employees Note Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Warrants issued				17,334
Warrant exercise price				$ 3.75													$ 1.00
Warrant term				5 years
Freepoint [Member]
Class of Warrant or Right [Line Items]
Warrants issued				16,667
Number of shares called by warrants																		100,000
Warrant exercise price				$ 3.00														$ 1.00
Warrant term				3 years
Convertible Notes Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants						87,500
Warrant exercise price					$ 1.20	$ 3.60
Warrants, date exercisable						May 21, 2014
Beneficial conversion feature, repricing of warrants, and amortization of discount					(15,000)
Debt instrument, face amount						1,750,000
Exercise price of warrant, percentage of public offering price						120.00%
March 2013 [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants							225,936
Warrant exercise price							$ 2.66
Warrant term							10 years
October 2012 [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants								508,516
Warrant exercise price								$ 2.66
Warrant term								10 years
December 2011 [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants									15,537
Warrant exercise price									$ 6.3976
Number of common shares purchased									87,009
Stock and warrant purchase price									$ 198,822
Resale Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants																			150,000
Warrant exercise price	$ 2.66																		$ 2.66
Compensation Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price	$ 1.00									$ 1.00
Warrant term										5 years
Compensation Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants										100,000
Publicly Registered Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued										5,000,000
Warrant exercise price										$ 1.20
May 2011 [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants											437,624
Warrant exercise price											$ 2.74
Warrant term											10 years
Silicon Valley Bank [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants											6,566
Warrant exercise price											$ 2.28
Warrant term											10 years
November 2009 [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants												416,724
Warrant exercise price												$ 2.01
Warrant term												10 years
February 2010 [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants													99,220
Warrant exercise price													$ 2.01
Warrant term													10 years
January 2007 [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants														35,514
Warrant exercise price														$ 5.63
Warrant term														10 years